Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2016, 2017 and 2018 as follows:

	Year ended December 31,
	2016	2017	2018
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,036,817	1,949,655	2,128,787
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	117,554,229	132,266,157
Basic earnings per Class A and Class B ordinary shares	17.57	16.59	16.09

Diluted earnings per share for the years ended December 31, 2016, 2017 and 2018 are calculated as follows:

	Year ended December 31,
	2016	2017	2018
	Class A and Class B	Class A and Class B	Class A and Class B
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	2,036,817	1,949,655	2,128,787
Interest expenses from convertible senior notes	84,147	54,673	57,293
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	2,120,964	2,004,328	2,186,080
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	117,554,229	132,266,157
Dilutive employee share options and non-vested ordinary shares	3,572,930	1,900,201	1,562,347
Dilutive convertible senior notes	6,286,165	6,261,403	6,255,106
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,817,183	125,715,833	140,083,610
Diluted earnings per Class A and Class B ordinary shares	16.86	15.94	15.61